	Perkins Discovery Fund
Schedule of Investments		December 31, 2023 (unaudited)
			Shares	Value
99.02%	COMMON STOCK
3.45%	BIOTECHNOLOGY
	Journey Medical Corp.(A) . . . . . . .	.	22,000	$ 126,720.00
	MDxHealth SA(A) . . . . . . . . . . .	.	35,000	137,900
				264,620
8.68%	CONSUMER DISCRETIONARY
	Magnite, Inc.(A) . . . . . . . . . . . .		20,000	186,800
	Perion Network Ltd.(A) . . . . . . . . .		15,500	478,485
				665,285
2.04%	FINANCIALS
	FlexShopper, Inc.(A) . . . . . . . . . .		93,500	156,145
24.27%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A) . . . . . .	.	7,100	391,494
	NeoGenomics, Inc.(A) . . . . . . . . .	.	22,000	355,960
	Veracyte, Inc.(A) . . . . . . . . . . . .		21,000	577,710
	Vericel Corp.(A) . . . . . . . . . . . .		15,000	534,150
				1,859,314
3.49%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A) . . . . . . . . . . . .		7,500	267,675
9.37%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A) . . . . . . . . . . . .	.	32,500	221,975
	BioLife Solutions, Inc.(A) . . . . . . . .	.	15,500	251,875
	CryoPort, Inc.(A) . . . . . . . . . . . .		10,000	154,900
	Exagen, Inc.(A) . . . . . . . . . . . .	.	16,500	32,835
	Perspective Therapeutics, Inc.(A) . . . .	.	140,923	56,651
				718,236
14.28%	HEALTH CARE SUPPORT
	Natera, Inc.(A) . . . . . . . . . . . .	.	11,000	689,040
	Option Care Health, Inc.(A) . . . . . . .		11,000	370,590
	Rockwell Medical, Inc.(A) . . . . . . . .		18,181	34,362
				1,093,992

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QUARTERLY REPORT

	Perkins Discovery Fund
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value
4.74%	HEALTH CARE TECHNOLOGY
	Fortress Biotech, Inc.(A) . . . . . . . .	.	4,633	$13,945
	OptimizeRX Corp.(A) . . . . . . . . . .		14,000	200,340
	Streamline Health Solutions, Inc.(A) . . .	.	131,500	55,888
	Tactile Systems Technology, Inc.(A) . . .	.	6,500	92,950
				363,123
15.22%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A) . . . . . . . . . . . .	.	15,500	55,180
	Akoustis Technologies, Inc.(A) . . . . .	.	29,000	24,186
	Cantaloupe, Inc.(A) . . . . . . . . . .	.	43,000	318,630
	Digi International, Inc.(A) . . . . . . . .		11,000	286,000
	Inuvo, Inc.(A) . . . . . . . . . . . . .	.	514,500	218,662
	Perficient, Inc.(A) . . . . . . . . . . .	.	4,000	263,280
				1,165,938
13.48%	SOFTWARE SERVICES
	Asure Software, Inc.(A) . . . . . . . . .		33,000	314,160
	ePlus, Inc.(A) . . . . . . . . . . . . .	.	9,000	718,560
				1,032,720
99.02%	TOTAL COMMON STOCK . . . . . . . . . . . . . .			$7,587,048.00
0.50%	SHORT-TERM INVESTMENTS
	Fidelity Government Portfolio 5.250%(B) .		38,361	38,361
99.52%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			7,625,409
0.48%	Assets net of liabilities . . . . . . . . . . . . . . . .			36,688
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .			$7,662,097

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2023

2

QUARTERLY REPORT

Perkins Discovery Fund

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . . . .	$7,587,048	$—	$—	$7,587,048
Short-Term Investments . . . . .	38,361	—	—	38,361
Total Investments . . . . . . .	$7,625,409	$—	$—	$7,625,409

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,971,584 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$4,255,782
Gross unrealized depreciation . . .	(1,601,957)
Net unrealized appreciation . . . .	$2,653,825

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QUARTERLY REPORT